Reporting Segments (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Retail Banking Shinhan Bank KRW	Dec. 31, 2009 Retail Banking Shinhan Bank KRW	Dec. 31, 2008 Retail Banking Shinhan Bank KRW	Dec. 31, 2010 Corporate Banking Shinhan Bank KRW	Dec. 31, 2009 Corporate Banking Shinhan Bank KRW	Dec. 31, 2008 Corporate Banking Shinhan Bank KRW	Dec. 31, 2010 Shinhan Bank Treasury And International Business KRW	Dec. 31, 2009 Shinhan Bank Treasury And International Business KRW	Dec. 31, 2008 Shinhan Bank Treasury And International Business KRW	Dec. 31, 2010 Shinhan Bank Other KRW	Dec. 31, 2009 Shinhan Bank Other KRW	Dec. 31, 2008 Shinhan Bank Other KRW	Dec. 31, 2010 Securities Brokerage Services KRW		Dec. 31, 2009 Securities Brokerage Services KRW		Dec. 31, 2008 Securities Brokerage Services KRW		Dec. 31, 2010 Credit cards KRW		Dec. 31, 2009 Credit cards KRW		Dec. 31, 2008 Credit cards KRW		Dec. 31, 2010 Life Insurance KRW	Dec. 31, 2009 Life Insurance KRW	Dec. 31, 2008 Life Insurance KRW	Dec. 31, 2010 Other Segment KRW	Dec. 31, 2009 Other Segment KRW	Dec. 31, 2008 Other Segment KRW	Dec. 31, 2010 Subtotal before Elimination KRW	Dec. 31, 2009 Subtotal before Elimination KRW	Dec. 31, 2008 Subtotal before Elimination KRW	Dec. 31, 2010 US GAAP Adjustment KRW	Dec. 31, 2009 US GAAP Adjustment KRW	Dec. 31, 2008 US GAAP Adjustment KRW	Dec. 31, 2010 Intersegment Transactions KRW		Dec. 31, 2009 Intersegment Transactions KRW		Dec. 31, 2008 Intersegment Transactions KRW
Segment Reporting Information [Line Items]
Net interest income		6,174,029,000,000	5,221,329,000,000	5,779,372,000,000	2,758,610,000,000	2,245,178,000,000	2,309,914,000,000	1,046,769,000,000	876,033,000,000	2,476,414,000,000	510,946,000,000	336,678,000,000	(578,185,000,000)	122,805,000,000	242,709,000,000	134,540,000,000	158,113,000,000	[1]	147,002,000,000	[1]	184,408,000,000	[1]	3,133,483,000,000	[2]	2,853,957,000,000	[2]	2,958,371,000,000	[2]	472,538,000,000	419,116,000,000	357,085,000,000	(611,645,000,000)	(663,136,000,000)	(500,365,000,000)	7,591,619,000,000	6,457,537,000,000	7,342,182,000,000	(1,396,372,000,000)	(1,217,995,000,000)	(1,528,543,000,000)	(21,218,000,000)	[3]	(18,213,000,000)	[3]	(34,267,000,000)	[3]
Non-interest income		5,799,535,000,000	5,684,741,000,000	4,571,417,000,000	562,506,000,000	669,676,000,000	1,999,084,000,000	498,129,000,000	968,840,000,000	5,339,037,000,000	10,546,258,000,000	27,913,513,000,000	27,961,314,000,000	1,944,021,000,000	2,465,668,000,000	2,773,492,000,000	1,464,612,000,000	[1]	1,323,276,000,000	[1]	1,531,926,000,000	[1]	279,015,000,000	[2]	280,041,000,000	[2]	631,799,000,000	[2]	3,455,653,000,000	2,997,633,000,000	2,505,032,000,000	5,120,265,000,000	3,957,527,000,000	5,028,456,000,000	23,870,459,000,000	40,576,174,000,000	47,770,140,000,000	(18,006,004,000,000)	(34,322,618,000,000)	(42,109,891,000,000)	(64,920,000,000)	[3]	(568,815,000,000)	[3]	(1,088,832,000,000)	[3]
Total revenues		11,973,564,000,000	10,906,070,000,000	10,350,789,000,000	3,321,116,000,000	2,914,854,000,000	4,308,998,000,000	1,544,898,000,000	1,844,873,000,000	7,815,451,000,000	11,057,204,000,000	28,250,191,000,000	27,383,129,000,000	2,066,826,000,000	2,708,377,000,000	2,908,032,000,000	1,622,725,000,000	[1]	1,470,278,000,000	[1]	1,716,334,000,000	[1]	3,412,498,000,000	[2]	3,133,998,000,000	[2]	3,590,170,000,000	[2]	3,928,191,000,000	3,416,749,000,000	2,862,117,000,000	4,508,620,000,000	3,294,391,000,000	4,528,091,000,000	31,462,078,000,000	47,033,711,000,000	55,112,322,000,000	(19,402,376,000,000)	(35,540,613,000,000)	(43,638,434,000,000)	(86,138,000,000)	[3]	(587,028,000,000)	[3]	(1,123,099,000,000)	[3]
Provision (reversal) for credit losses		672,992,000,000	2,201,164,000,000	1,436,598,000,000	440,176,000,000	558,072,000,000	361,749,000,000	385,415,000,000	465,414,000,000	326,219,000,000	13,887,000,000	50,960,000,000	(3,660,000,000)	120,988,000,000	132,530,000,000	244,541,000,000	21,539,000,000	[1]	135,192,000,000	[1]	29,009,000,000	[1]	(26,062,000,000)	[2]	104,910,000,000	[2]	43,110,000,000	[2]	6,343,000,000	12,453,000,000	9,189,000,000	(109,025,000,000)	131,996,000,000	33,407,000,000	853,261,000,000	1,591,527,000,000	1,043,564,000,000	(51,106,000,000)	635,409,000,000	457,233,000,000	(129,163,000,000)	[3]	(25,772,000,000)	[3]	(64,199,000,000)	[3]
Non-interest expense		7,297,099,000,000	6,423,834,000,000	5,855,444,000,000	1,801,235,000,000	1,750,268,000,000	2,718,954,000,000	803,287,000,000	1,216,338,000,000	5,426,404,000,000	10,603,777,000,000	28,057,444,000,000	27,940,895,000,000	1,568,769,000,000	2,225,703,000,000	3,261,292,000,000	1,387,486,000,000	[1]	1,256,340,000,000	[1]	1,463,084,000,000	[1]	2,219,608,000,000	[2]	1,887,058,000,000	[2]	2,159,435,000,000	[2]	3,629,467,000,000	3,166,479,000,000	2,657,719,000,000	893,500,000,000	759,233,000,000	1,071,084,000,000	22,907,129,000,000	40,318,863,000,000	46,698,867,000,000	(15,660,307,000,000)	(33,403,844,000,000)	(40,193,949,000,000)	50,277,000,000	[3]	(491,185,000,000)	[3]	(649,474,000,000)	[3]
Depreciation and amortization		604,759,000,000	713,521,000,000	871,416,000,000	76,249,000,000	79,463,000,000	105,439,000,000	6,747,000,000	7,010,000,000	4,650,000,000	987,000,000	1,270,000,000	1,607,000,000	76,445,000,000	107,614,000,000	124,384,000,000	29,651,000,000	[1]	21,718,000,000	[1]	14,832,000,000	[1]	38,900,000,000	[2]	41,476,000,000	[2]	63,250,000,000	[2]	14,322,000,000	13,442,000,000	8,816,000,000	16,831,000,000	46,906,000,000	19,322,000,000	260,132,000,000	318,899,000,000	342,300,000,000	344,627,000,000	394,622,000,000	529,116,000,000
Income before income tax expense		3,398,714,000,000	1,567,551,000,000	2,187,331,000,000	1,003,456,000,000	527,051,000,000	1,122,856,000,000	349,449,000,000	156,111,000,000	2,058,178,000,000	438,553,000,000	140,517,000,000	(555,713,000,000)	300,624,000,000	242,530,000,000	(722,185,000,000)	184,049,000,000	[1]	57,028,000,000	[1]	209,409,000,000	[1]	1,180,052,000,000	[2]	1,100,554,000,000	[2]	1,324,375,000,000	[2]	278,059,000,000	224,375,000,000	186,393,000,000	3,707,314,000,000	2,356,256,000,000	3,404,278,000,000	7,441,556,000,000	4,804,422,000,000	7,027,591,000,000	(4,035,590,000,000)	(3,166,800,000,000)	(4,430,834,000,000)	(7,252,000,000)	[3]	(70,071,000,000)	[3]	(409,426,000,000)	[3]
Income tax expense (benefit)		576,826,000,000	424,026,000,000	694,931,000,000	212,845,000,000	156,969,000,000	309,441,000,000	74,123,000,000	46,494,000,000	74,099,000,000	93,022,000,000	41,850,000,000	(51,527,000,000)	63,766,000,000	72,232,000,000	124,396,000,000	45,159,000,000	[1]	12,844,000,000	[1]	53,108,000,000	[1]	73,024,000,000	[2]	243,799,000,000	[2]	383,800,000,000	[2]	67,429,000,000	50,402,000,000	47,160,000,000	43,248,000,000	26,264,000,000	44,888,000,000	672,616,000,000	650,854,000,000	985,365,000,000	(34,424,000,000)	(181,802,000,000)	(191,269,000,000)	(61,366,000,000)	[3]	(45,026,000,000)	[3]	(99,165,000,000)	[3]
Net income attributable to noncontrolling interest		22,634,000,000	9,673,000,000	11,701,000,000																																					22,634,000,000	[3]	9,673,000,000	[3]	11,701,000,000	[3]
Net income (loss) attributable to the Group		2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	790,611,000,000	370,082,000,000	813,415,000,000	275,326,000,000	109,617,000,000	1,984,079,000,000	345,531,000,000	98,667,000,000	(504,186,000,000)	236,858,000,000	170,298,000,000	(846,581,000,000)	138,890,000,000	[1]	44,184,000,000	[1]	156,301,000,000	[1]	1,107,028,000,000	[2]	856,755,000,000	[2]	940,575,000,000	[2]	210,630,000,000	173,973,000,000	139,233,000,000	3,664,066,000,000	2,329,992,000,000	3,359,390,000,000	6,768,940,000,000	4,153,568,000,000	6,042,226,000,000	(4,001,166,000,000)	(2,984,998,000,000)	(4,239,565,000,000)	76,748,000,000	[3]	(34,718,000,000)	[3]	(321,962,000,000)	[3]
US GAAP adjustments					(334,469,000,000)	(90,671,000,000)	(53,561,000,000)	473,451,000,000	(250,439,000,000)	(480,122,000,000)	266,330,000,000	247,069,000,000	149,673,000,000	(57,789,000,000)	11,610,000,000	(8,694,000,000)	29,322,000,000	[1]	39,585,000,000	[1]	(15,169,000,000)	[1]	(150,521,000,000)	[2]	(216,509,000,000)	[2]	(503,266,000,000)	[2]	(371,517,000,000)	(90,485,000,000)	256,082,000,000	(3,855,973,000,000)	(2,635,158,000,000)	(3,584,508,000,000)	(4,001,166,000,000)	(2,984,998,000,000)	(4,239,565,000,000)
Intersegment transactions					29,318,000,000	15,684,000,000	24,855,000,000	28,108,000,000	(327,712,000,000)	(416,592,000,000)	(13,327,000,000)	59,836,000,000	(2,033,000,000)	9,411,000,000	(39,297,000,000)	9,177,000,000	9,855,000,000	[1]	14,447,000,000	[1]	(9,375,000,000)	[1]	32,528,000,000	[2]	284,414,000,000	[2]	248,781,000,000	[2]	(6,859,000,000)	33,881,000,000	6,717,000,000	(12,286,000,000)	(75,971,000,000)	(183,492,000,000)	76,748,000,000	(34,718,000,000)	(321,962,000,000)
Net income (loss) attributable to the Group	2,515,940,000	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000	485,460,000,000	295,095,000,000	784,709,000,000	776,885,000,000	(468,534,000,000)	1,087,365,000,000	598,534,000,000	405,572,000,000	(356,546,000,000)	188,480,000,000	142,611,000,000	(846,098,000,000)	178,067,000,000	[1]	98,216,000,000	[1]	131,757,000,000	[1]	989,035,000,000	[2]	924,660,000,000	[2]	686,090,000,000	[2]	(167,746,000,000)	117,369,000,000	402,032,000,000	(204,193,000,000)	(381,137,000,000)	(408,610,000,000)	2,844,522,000,000	1,133,852,000,000	1,480,699,000,000
Total Assets	$ 238,840,074,000	270,032,589,000,000	254,909,916,000,000	260,973,133,000,000	109,027,747,000,000	93,012,758,000,000	84,746,067,000,000	20,753,183,000,000	37,373,660,000,000	46,860,042,000,000	40,927,355,000,000	40,836,217,000,000	50,672,104,000,000	34,669,682,000,000	31,014,717,000,000	31,290,886,000,000	9,539,649,000,000	[1]	7,551,810,000,000	[1]	7,315,710,000,000	[1]	21,096,513,000,000	[2]	17,556,352,000,000	[2]	17,051,579,000,000	[2]	11,956,060,000,000	10,054,742,000,000	8,517,262,000,000	60,601,311,000,000	50,983,388,000,000	48,041,984,000,000	308,571,500,000,000	288,383,644,000,000	294,495,634,000,000	(18,978,038,000,000)	(16,355,259,000,000)	(15,492,069,000,000)	(19,560,873,000,000)	[3]	(17,118,469,000,000)	[3]	(18,030,432,000,000)	[3]

[1]	Securities brokerage business is conducted through Shinhan Investment Corp. (formerly Good Morning Shinhan Securities).
[2]	Credit card business is conducted through Shinhan Card.
[3]	Includes eliminations for consolidation, intersegment transactions and certain differences in classification under management reporting system.